Management incentive agreement - 2018 HeadHunter Unit Option Plan Movement (Details) - 2018 HeadHunter Unit Option Plan ₽ in Thousands	12 Months Ended
	Dec. 31, 2020 RUB (₽) Options	Dec. 31, 2019 RUB (₽) Options
Management incentive agreement
Expense from equity-settled awards | ₽	₽ 65,953	₽ 33,196
Equity-settled awards
Management incentive agreement
Outstanding at beginning of the period (units)	300	0
Granted during the period (units)	74	300
Forfeited during the period (units)	(3)
Outstanding at end of the period (units)	371	300
Social taxes | ₽	₽ 8,262	₽ 1,746
Social taxes payable | ₽	₽ 10,007	₽ 1,746